Borrowings - Additional Information (Details)					1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 24, 2022 CAD ($)	Jul. 28, 2021 USD ($)	May 28, 2021 CAD ($)	Dec. 01, 2017 CAD ($)	Mar. 31, 2023 USD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Remaining undrawn amount of loan facility										$ 1,382,547
Liabilities									$ 51,368,289	79,406,768
Borrowings									36,162,902	64,562,190
Net assets									226,056,269	183,936,275
Land and buildings purchased									24,497,314	19,182,131	$ 83,688,360		$ 19,489,363
Freehold Land and Buildings | Bedford Canada
Disclosure of detailed information about borrowings [line items]
Land and buildings purchased				$ 1,225,195
Commercial Land and Buildings | Chattanooga, USA
Disclosure of detailed information about borrowings [line items]
Total amount available under facility		$ 30,100,000
Liabilities										28,447,128
Carrying amount of asset pledged as collateral									40,230,812	$ 39,202,599
Loan facility, frequency of periodic payment										monthly
Loan facility periodic payment commencement month and year										2021-09
Loan facility periodic payment end month and year										2031-08
Minimum liquidity										$ 3,100,000
Debt service coverage ratio										1.2						1.2
Land and buildings purchased		$ 42,600,000
Commercial Land and Buildings | Chattanooga, USA | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Net assets										$ 30,100,000
Equipment
Disclosure of detailed information about borrowings [line items]
Total amount available under facility	$ 2,300,000
Amount drawn down from facility																$ 500,000
Liabilities										362,276						480,040
Loan remains to be disbursed																1,800,000
Loan facility, frequency of periodic payment	monthly
Loan facility periodic payment commencement month and year	2023-12
Loan facility periodic payment end month and year	2033-11
Battery Technology Solutions Business | Commercial Land and Buildings
Disclosure of detailed information about borrowings [line items]
Total amount available under facility																2,680,000
Liabilities										1,827,703						2,241,832
Carrying amount of asset pledged as collateral									3,160,854	2,842,406
Battery Technology Solutions Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Contribution agreement						$ 250,000
Cathode Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Total amount available under facility			$ 4,985,000
Liabilities										3,574,365						4,736,278
Borrowings																4,923,000
Carrying amount of asset pledged as collateral									$ 3,754,397	$ 3,329,187
Loan facility, frequency of periodic payment			monthly
Loan facility periodic payment commencement month and year			2022-12
Loan facility periodic payment end month and year			2047-11
Land and buildings purchased			$ 3,550,000
Cathode Business | Equipment
Disclosure of detailed information about borrowings [line items]
Contribution agreement					$ 886,000							$ 1,000,000
ACOA, December 2017 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																500,000
Contribution agreement								$ 500,000
Day one gain on loan															$ 100,152
ACOA, October 2018 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																$ 500,000
Contribution agreement							$ 500,000
Day one gain on loan											$ 219,557			$ 114,106